Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues		$ 41,477	$ 39,759	$ 33,805
Cost of revenues		(15,803)	(15,439)	(13,613)
Gross profit		25,674	24,320	20,192
Operating expenses:
Selling and marketing		(12,529)	(3,124)	(2,111)
General and administrative		(17,696)	(8,937)	(7,433)
Total operating expenses		(30,225)	(12,061)	(9,544)
(Loss) Income from operations		(4,551)	12,259	10,648
Other income (expenses):
Other income (expense), net		216	(709)	34
Interest income		163	38	60
(Loss) Income before income taxes		(4,172)	11,588	10,742
Provision for income tax		(1,948)	(3,250)	(2,924)
Net (loss) income		(6,120)	8,338	7,818
Less: Net loss attributable to non-controlling interests		(19)
Net (loss) income attributable to Lichen International Ltd		(6,139)	8,338	7,818
Other comprehensive loss:
Foreign currency translation adjustments		(564)	(1,433)	(3,541)
Comprehensive (loss) income		(6,684)	6,905	4,277
Less: comprehensive income (loss) attributable to non-controlling interests:
Comprehensive loss (income) attributable to the Company		$ (6,684)	$ 6,905	$ 4,277
Weighted average number of ordinary shares outstanding – basic (in Shares)	[1]	175,897	130,363	112,500
Weighted average number of ordinary shares outstanding – diluted (in Shares)	[1]	175,897	130,363	112,500
(Loss) Earnings per ordinary share – basic (in Dollars per share)	[1]	$ (34.79)	$ 63.96	$ 69.5
(Loss) Earnings per ordinary share – diluted (in Dollars per share)	[1]	$ (34.79)	$ 63.96	$ 69.5
Financial and taxation solution services
Revenues
Revenues		$ 34,293	$ 31,772	$ 26,278
Education support services
Revenues
Revenues		2,897	3,730	4,409
Software and maintenance services
Revenues
Revenues		$ 4,287	$ 4,257	$ 3,118

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.